SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2014				2013
In millions of dollars, except per share amounts	Fourth	Third	Second	First	Fourth	Third	Second	First
Revenues, net of interest expense	$17,899	$19,689	$19,425	$20,206	$17,873	$17,941	$20,592	$20,318
Operating expenses	14,426	12,955	15,521	12,149	12,292	11,679	12,149	12,288
Provisions for credit losses and for benefits and claims	2,013	1,750	1,730	1,974	2,072	1,959	2,024	2,459
Income from continuing operations before income taxes	$1,460	$4,984	$2,174	$6,083	$3,509	$4,303	$6,419	$5,571
Income taxes (benefits)	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675
Income from continuing operations	$383	$2,916	$253	$3,952	$2,325	$3,201	$4,194	$3,896
Income (loss) from discontinued operations, net of taxes	(1)	(16)	(22)	37	181	92	30	(33)
Net income before attribution of noncontrolling interests	$382	$2,900	$231	$3,989	$2,506	$3,293	$4,224	$3,863
Noncontrolling interests	38	59	50	45	50	51	36	90
Citigroup’s net income	$344	$2,841	$181	$3,944	$2,456	$3,242	$4,188	$3,773
Earnings per share (1)
Basic
Income from continuing operations	$0.06	$0.89	$0.03	$1.23	$0.71	$0.98	$1.34	$1.23
Net income	0.06	0.88	0.03	1.24	0.77	1.01	1.35	1.22
Diluted
Income from continuing operations	0.06	0.88	0.03	1.22	0.71	0.98	1.34	1.23
Net income	0.06	0.88	0.03	1.23	0.77	1.01	1.34	1.21
Common stock price per share
High	$56.37	$53.66	$49.58	$55.20	$53.29	$53.00	$53.27	$47.60
Low	49.68	46.90	45.68	46.34	47.67	47.67	42.50	41.15
Close	54.11	51.82	47.10	47.60	52.11	48.51	47.97	44.24
Dividends per share of common stock	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
This Note to the Consolidated Financial Statements is unaudited due to the Company’s individual quarterly results not being subject to an audit.

(1)   Due to averaging of shares, quarterly earnings per share may not add up to the totals reported for the full year.